December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE MONEY MARKET PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2012

Effective December 13, 2012, the Board of Trustees of Morgan Stanley Variable Investment Series, on behalf of the Money Market Portfolio (the "Portfolio"), has approved investments by the Portfolio in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolio. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolio will be deleted. In addition, the following changes to each Prospectus are required:

The following is hereby inserted as the last sentence of the first paragraph of the section of each Prospectus entitled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in municipal obligations.

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The following is hereby inserted as the penultimate paragraph of the section of each Prospectus entitled "Portfolio Summary—Principal Risks":

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

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The following is hereby inserted as the last bullet of the second paragraph of the section of each Prospectus entitled "Portfolio Details—Additional Information about the Portfolio's Investment Objectives, Strategies and Risks—Principal Investment Strategies":

•  Municipal obligations.

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The following is hereby inserted as the fourth paragraph of the section of each Prospectus entitled "Portfolio Details—Additional Information about the Portfolio's Investment Objectives, Strategies and Risks—Principal Investment Strategies":

The Portfolio may also invest in municipal obligations. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates.

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The following is hereby inserted as the eighth paragraph of the section of each Prospectus entitled "Portfolio Details—Additional Information about the Portfolio's Investment Objectives, Strategies and Risks—Principal Risks":

Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

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The second paragraph of the section of each Prospectus entitled "Portfolio Details—Portfolio Management" is hereby deleted in its entirety.

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The last paragraph of the section of each Prospectus entitled "Portfolio Details—Portfolio Management" is hereby deleted and replaced with the following:

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement is available in the Fund's semiannual report to shareholders for the period ended June 30, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(the "Fund")
Dated April 30, 2012

Effective December 13, 2012, the Board of Trustees of the Fund, on behalf of the Money Market Portfolio (the "Portfolio"), has approved investments by the Portfolio in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Portfolio. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Portfolio will be deleted. In addition, the following changes to the Fund's Statement of Additional Information ("SAI") are required:

The following is hereby added as the last paragraph of the section of the Fund's SAI entitled "II. Description of the Fund and Its Investments and Risks—C. Investment Strategies and Risks":

Municipal Obligations. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates. To the extent the Money Market Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

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The fourth paragraph of the section of the Fund's SAI entitled "V. Investment Advisory and Other Services—A. Adviser, Sub-Adviser and Administrator" is hereby deleted in its entirety.

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The fourth paragraph of the section of the Fund's SAI entitled "V. Investment Advisory and Other Services—C. Services Provided by the Adviser, Sub-Advisers and Administrator" is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.